Unit Activity (Tables)	12 Months Ended
Dec. 31, 2020
Unit Activity [Abstract]
Schedule of Units of Partnership Interest	The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	847	273,150	273,997
Units redeemed:	(43,734)	(969,086)	(1,012,820)

December 31, 2019
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	13,604	204,156	217,760
Units redeemed:	(69,683)	(1,101,042)	(1,170,725)

December 31, 2018
	VIP & PDISCO+	CVAL, PVAL & PVAL $100,000+ face value	TOTAL
Units issued:	20,268	245,420	265,688
Units redeemed:	(52,830)	(903,600)	(956,430)